Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Revenue

	2023	2022	2021
	S$’000	S$’000	S$’000
Over time
Omnichannel CX solutions	395,040	384,184	334,047
Sales and digital marketing	176,423	166,506	114,718
Content, trust and safety	81,012	109,496	103,538
Other business process services	5,545	2,474	2,387

	658,020	662,660	554,690

At a point in time
Other services	331	1,460	508

	658,351	664,120	555,198